UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/09

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.31%

Advertising Agencies 0.67%

Lamar Advertising Co. Class A*	49,202	$1,196

Aerospace 1.17%

United Technologies Corp.	34,082	2,094

Asset Management & Custodian 2.76%

BlackRock, Inc.	11,000	2,381
Franklin Resources, Inc.	10,000	1,046
State Street Corp.	35,934	1,509

Total		4,936

Auto Services 0.40%

Goodyear Tire & Rubber Co. (The)*	56,120	723

Banks: Diversified 2.83%

Banco Santander (Brasil) SA ADR*	56,821	674
Bank of America Corp.	74,000	1,079
Fifth Third Bancorp	86,423	773
KeyCorp	191,764	1,034
SunTrust Banks, Inc.	42,017	803
Wells Fargo & Co.	25,595	704

Total		5,067

Beverage: Soft Drinks 2.15%

Coca-Cola Co. (The)	18,685	996
PepsiCo, Inc.	47,053	2,849

Total		3,845

Biotechnology 2.95%

Alexion Pharmaceuticals, Inc.*	24,837	1,103
Amgen, Inc.*	46,970	2,524
Celgene Corp.*	8,803	449
Genzyme Corp.*	9,934	503
Human Genome Sciences, Inc.*	37,654	704

Total		5,283

Casinos & Gambling 1.06%

International Game Technology	54,038	964
MGM Mirage*	101,439	940

Total		1,904

Chemical: Diversified 0.49%

Albemarle Corp.	27,750	876

Chemical: Specialty 0.41%

Praxair, Inc.	9,252	735

Coal 1.03%

CONSOL Energy, Inc.	21,941	939
Peabody Energy Corp.	22,990	910

Total		1,849

Commercial Services 0.77%

Monster Worldwide, Inc.*	40,361	586
Robert Half International, Inc.	34,089	791

Total		1,377

Communications Technology 4.54%

Cisco Systems, Inc.*	220,222	5,032
Juniper Networks, Inc.*	45,220	1,154
QUALCOMM, Inc.	46,699	1,934

Total		8,120

Computer Services, Software & Systems 9.01%

Adobe Systems, Inc.*	39,663	1,306
Equinix, Inc.*	12,894	1,100
Google, Inc. Class A*	9,393	5,036
Microsoft Corp.	209,095	5,798
Nuance Communications, Inc.*	62,258	816
Oracle Corp.	45,912	969
VMware, Inc. Class A*	28,981	1,114

Total		16,139

Computer Technology 11.51%

Apple, Inc.*	39,267	7,402
Dell, Inc.*	34,396	498
EMC Corp.*	59,944	987
Hewlett-Packard Co.	98,023	4,652
International Business Machines Corp.	34,779	4,195
NetApp, Inc.*	67,088	1,815
NVIDIA Corp.*	88,272	1,056

Total		20,605

Copper 0.94%

Freeport-McMoRan Copper & Gold, Inc.	23,047	1,691

Cosmetics 0.50%

Avon Products, Inc.	27,953	896

Diversified Financial Services 2.68%

Capital One Financial Corp.	39,440	1,443
Goldman Sachs Group, Inc. (The)	6,976	1,187
Lazard Ltd. Class A	30,300	1,144
Morgan Stanley	31,898	1,025

Total		4,799

Diversified Manufacturing Operations 1.14%

Honeywell International, Inc.	56,733	2,036

Diversified Retail 5.01%

Amazon.com, Inc.*	11,918	1,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)

Costco Wholesale Corp.	16,504	$938
Kohl’s Corp.*	29,529	1,690
Target Corp.	64,808	3,139
Wal-Mart Stores, Inc.	36,014	1,789

Total		8,972

Drug & Grocery Store Chains 1.89%

CVS Caremark Corp.	47,015	1,660
Walgreen Co.	45,358	1,716

Total		3,376

Education Services 0.67%

DeVry, Inc.	21,779	1,204

Financial Data & Systems 1.22%

MasterCard, Inc. Class A	4,450	975
Visa, Inc. Class A	15,860	1,202

Total		2,177

Foods 0.23%

Kellogg Co.	8,000	412

Gas Pipeline 0.54%

EQT Corp.	23,000	963

Healthcare Facilities 0.52%

DaVita, Inc.*	17,482	927

Healthcare Management Services 0.74%

Humana, Inc.*	35,351	1,328

Healthcare Services 3.23%

athenahealth, Inc.*	19,000	715
Express Scripts, Inc.*	16,000	1,279
McKesson Corp.	48,053	2,822
Medco Health Solutions, Inc.*	17,132	961

Total		5,777

Hotel/Motel 1.18%

Marriott International, Inc. Class A	39,993	1,002
Starwood Hotels & Resorts Worldwide, Inc.	38,434	1,117

Total		2,119

Insurance: Life 0.68%

Prudential Financial, Inc.	27,096	1,226

Machinery: Construction & Handling 0.67%

Caterpillar, Inc.	21,740	1,197

Machinery: Industrial 0.26%

Kennametal, Inc.	19,841	467

Medical & Dental Instruments & Supplies 2.26%

Edwards Lifesciences Corp.*	13,215	1,017
Kinetic Concepts, Inc.*	26,793	889
ResMed, Inc.*	24,825	1,222
Stryker Corp.	19,786	910

Total		4,038

Medical Equipment 0.74%

Thermo Fisher Scientific, Inc.*	29,345	1,321

Metal Fabricating 0.86%

Precision Castparts Corp.	16,202	1,548

Offshore Drilling & Other Services 0.59%

Atwood Oceanics, Inc.*	29,812	1,058

Oil: Crude Producers 3.29%

Cabot Oil & Gas Corp.	33,048	1,271
Continental Resources, Inc.*	29,799	1,109
EOG Resources, Inc.	10,100	825
Quicksilver Resources, Inc.*	54,511	665
Range Resources Corp.	15,623	782
Southwestern Energy Co.*	28,442	1,239

Total		5,891

Oil Well Equipment & Services 1.00%

Cameron International Corp.*	21,183	783
Schlumberger Ltd.	16,277	1,012

Total		1,795

Personal Care 1.31%

Colgate-Palmolive Co.	17,942	1,411
Procter & Gamble Co. (The)	16,000	928

Total		2,339

Pharmaceuticals 4.83%

Abbott Laboratories	59,376	3,003
AmerisourceBergen Corp.	57,312	1,269
Johnson & Johnson	22,865	1,350
Vertex Pharmaceuticals, Inc.*	26,927	904
Warner Chilcott plc Class A (Ireland)*(a)	95,773	2,121

Total		8,647

Railroads 1.93%

Kansas City Southern*	70,071	1,698
Union Pacific Corp.	32,000	1,764

Total		3,462

Restaurants 0.94%

Chipotle Mexican Grill, Inc. Class A*	4,498	367
McDonald’s Corp.	13,077	766
Starbucks Corp.*	29,340	557

Total		1,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2009

Investments	Shares	Value (000)
Scientific Instruments: Gauges & Meters 0.26%

Itron, Inc.*	7,835	$470

Securities Brokerage & Services 0.43%

Charles Schwab Corp. (The)	44,684	775

Semiconductors & Components 5.11%

Avnet, Inc.*	27,479	681
Broadcom Corp. Class A*	60,955	1,622
Cree, Inc.*	29,355	1,236
Intel Corp.	105,588	2,018
Linear Technology Corp.	26,417	684
Marvell Technology Group Ltd.*	34,000	466
PMC-Sierra, Inc.*	108,340	923
Silicon Laboratories, Inc.*	17,516	734
Texas Instruments, Inc.	33,453	784

Total		9,148

Specialty Retail 6.43%

Abercrombie & Fitch Co. Class A	36,423	1,195
American Eagle Outfitters, Inc.	63,878	1,117
Bed Bath & Beyond, Inc.*	19,344	681
CarMax, Inc.*	75,511	1,485
Dress Barn, Inc. (The)*	44,626	805
GameStop Corp. Class A*	42,442	1,031
Limited Brands, Inc.	98,446	1,733
Ross Stores, Inc.	33,000	1,452
Staples, Inc.	49,704	1,079
Urban Outfitters, Inc.*	29,832	936

Total		11,514

Steel 0.66%

Nucor Corp.	15,461	616
United States Steel Corp.	16,488	569

Total		1,185

Textiles Apparel & Shoes 1.01%

Coach, Inc.	30,000	989
NIKE, Inc. Class B	13,102	815

Total		1,804

Tobacco 2.14%

Philip Morris International, Inc.	81,000	3,836

Transportation: Miscellaneous 1.11%

United Parcel Service, Inc. Class B	37,000	1,986

Truckers 0.56%

Arkansas Best Corp.	22,821	589
C.H. Robinson Worldwide, Inc.	7,526	415

Total		1,004

Total Common Stocks (cost $157,498,761)		177,827

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.67%

Repurchase Agreement

Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $1,235,000 of U.S. Treasury Bill at 0.06% due 12/10/2009; value: $1,235,000; proceeds: $1,206,572 (cost $1,206,571)	$1,207	$1,207

Total Investments in Securities 99.98% (cost $158,705,332)		179,034

Other Assets in Excess of Liabilities 0.02%		28

Net Assets 100.00%		$179,062

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-In accordance with Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$177,827	$—	$—	$177,827
Repurchase Agreement	—	1,207	—	1,207

Total	$177,827	$1,207	$—	$179,034

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$164,460,763

Gross unrealized gain	18,527,474
Gross unrealized loss	(3,954,155)

Net unrealized security gain	$14,573,319

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009